Premises and equipment (Tables)	12 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
Summary of Premises and Equipment
Premises and equipment at March 31, 2021 and 2022 consist of the following:

	2021	2022

	(in millions of yen)
Land	569,337	571,837
Buildings	737,144	737,440
Equipment and furniture	414,201	373,825
Leasehold improvements	222,296	208,820
Construction in progress	23,441	21,737
Software	1,372,364	1,373,035

Total	3,338,783	3,286,694
Less: Accumulated depreciation and amortization	1,527,325	1,582,627

Premises and equipment—net	1,811,458	1,704,067